Regulatory Assets and Liabilities (ROE of People Gas System Division) (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 12, 2018 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2012 USD ($) km	Dec. 31, 2017 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets			$ 1,569				$ 1,411
Regulatory Assets, Current			165				138
Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Regulatory Assets			$ 31				$ 41
Peoples Gas System Division [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage			10.75%
Length Of Pipeline, percentage						5.00%
Length Of Pipeline | km						800
Amortization of Regulatory Asset	$ 11
Replacement program						$ 80
Regulatory Asset Amortization Period						10 years
Peoples Gas System Division [Member] | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities Allowed Rate Base		$ 12
Increase (decrease) depreciation rates		$ (10)
Peoples Gas System Division [Member] | Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Reduction in annual depreciation				$ 16
Regulatory Assets					$ 32
Regulatory Assets, Current					21
Depreciation				$ 5	$ 16
Peoples Gas System Division [Member] | Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage			11.75%
Public Utilities, Approved Equity Capital Structure, Percentage			54.70%
Peoples Gas System Division [Member] | Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage			9.25%